CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Accounts receivable, allowance of doubtful accounts | ¥	¥ 6,355		¥ 3,223
Treasury stock, shares	333,000		333,000
Ordinary shares Class A
Common stock, par value (in dollars per share) | $ / shares		$ 0.00005		$ 0.00005
Common stock, shares authorized	800,000,000		800,000,000
Common stock, shares issued	103,988,106		103,988,106
Common stock, shares outstanding	103,702,298		100,877,660
Ordinary shares Class B
Common stock, par value (in dollars per share) | $ / shares		$ 0.00005		$ 0.00005
Common stock, shares authorized	72,000,000		72,000,000
Common stock, shares issued	72,000,000		72,000,000
Common stock, shares outstanding	72,000,000		72,000,000